LAND USE RIGHTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
Intangible assets
Useful life	3 years
Maximum
Intangible assets
Useful life	15 years
Land use rights
Intangible assets
Amortization expense	¥ 3	¥ 3	¥ 3
Net book value	¥ 80	¥ 83
Land use rights | Minimum
Intangible assets
Useful life	40 years
Land use rights | Maximum
Intangible assets
Useful life	50 years